7. Share-based payments (Details 11) - Employee stock options Market price-based [Member] - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Shares
Outstanding, Beginning	5,000,000	5,000,000
Granted
Outstanding, Ending	5,000,000	5,000,000
Exercisable, Ending	1,000,000
Weighted Average Exercise Price
Outstanding, Beginning		$ 2.00
Granted
Outstanding, Ending	$ 2.00
Exercisable, Ending	$ 1.50
Aggregate Intrinsic Value
Outstanding, Beginning
Granted
Outstanding, Ending
Exercisable, Ending